CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income (loss)	$ 262,344	$ 108,459	$ (23,930)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion and accretion expense	105,752	94,661	79,947
Impairments of long-lived assets			5,725
Loss (gain) on derivatives - commodity derivatives	25,324	32,389	(13,006)
Net cash (payments on) receipts from derivatives	(42,437)	(25,219)	11,913
Gain on disposal of oil and natural gas properties		(2,279)	(648)
Amortization of loan origination costs	159	48	108
Gain on derivatives - common stock warrants	(362)
Deferred income taxes	12,850
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Revenue receivable	(24,989)	(28,603)	5,532
Accrued expenses	9,838	1,840	(194)
Prepaid and other expenses	(2,095)	(125)	1,355
Other payable	5	10	4
Net cash provided by operating activities	346,389	181,181	66,806
Investing activities:
Additions to oil and natural gas properties	(185,497)	(136,077)	(99,487)
Acquisition of oil and natural gas properties	(49,191)	(83,209)	(17,903)
Deposit on acquisition	(1,899)
Refund of advances to operators	1,180	3,819
Proceeds from the disposal of oil and natural gas properties	4,845	29,443	647
Net cash used in investing activities	(230,562)	(186,024)	(116,743)
Financing activities:
Proceeds from borrowing on credit facilities	21,000	62,000	36,500
Repayments of borrowing on credit facilities	(72,100)	(49,400)	(54,500)
Cash distributions		(51,091)	(12,876)
Cash contributions		46,980	82,947
Deferred financing costs	(3,237)
Payment of expenses related to formation of Granite Ridge Resources, Inc.	(18,456)
Purchase of treasury shares	(216)
Payment of dividends	(10,664)
Proceeds from issuance of common stock	6,825
Net cash (used in) provided by financing activities	(76,848)	8,489	52,071
Net increase in cash and restricted cash	38,979	3,646	2,134
Cash and restricted cash at beginning of year	12,154	8,508	6,374
Cash and restricted cash at end of year	51,133	12,154	8,508
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	(2,286)	(1,636)	(1,263)
Cash (paid) received during the year for income taxes	(98)	(79)	65
Supplemental disclosure of non-cash investing activities:
Oil and natural gas property development costs in accrued expenses	48,187	6,251	5,746
Advances to operators applied to development of oil and natural gas properties	103,535	48,387	38,311
Cash and restricted cash:
Cash	50,833	11,854	8,208
Restricted cash included in other long-term assets	300	300	300
Cash and restricted cash	$ 51,133	$ 12,154	$ 8,508